Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005565
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Investor Class
Trading Symbol	PRULX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Investor Class	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered marginally positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about increasing inflation and slowing economic growth. Uncertainty surrounding U.S. tariffs and potentially inflationary fiscal policy contributed to the increase in long-term yields late in the period.

  Key rate management aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. A slight overweight to the two-year key rate and a slight underweight to the long end of the yield curve aided performance as the curve steepened. Security selection among U.S. Treasuries also contributed to performance versus the benchmark.

  The fund’s longer-duration position in the third quarter of 2024 detracted among positive data surprises relative to the style-specific benchmark. Brief, off-benchmark exposure to Treasury inflation protected securities also detracted from performance at times.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,960	9,945	9,952
2015	10,020	9,988	9,967
2016	10,777	10,164	10,778
2016	10,786	10,299	10,809
2016	11,579	10,539	11,619
2016	10,092	10,205	10,152
2017	10,270	10,308	10,295
2017	10,530	10,462	10,602
2017	10,873	10,591	10,942
2017	10,699	10,533	10,774
2018	10,237	10,360	10,287
2018	10,484	10,423	10,612
2018	10,540	10,480	10,640
2018	10,126	10,391	10,199
2019	10,594	10,689	10,697
2019	11,688	11,090	11,782
2019	13,095	11,546	13,213
2019	12,558	11,513	12,707
2020	13,925	11,937	14,082
2020	14,782	12,134	14,953
2020	14,705	12,293	14,932
2020	14,558	12,351	14,713
2021	13,100	12,102	13,235
2021	12,777	12,085	12,925
2021	13,726	12,283	13,847
2021	13,927	12,209	14,064
2022	12,932	11,782	13,096
2022	10,893	11,091	11,081
2022	10,499	10,868	10,712
2022	9,764	10,641	9,978
2023	9,730	10,637	9,941
2023	9,881	10,854	10,174
2023	9,377	10,738	9,675
2023	9,009	10,767	9,307
2024	9,336	10,991	9,660
2024	9,126	10,995	9,446
2024	9,808	11,522	10,147
2024	9,654	11,507	9,992
2025	9,644	11,629	9,991
2025	9,164	11,596	9,513

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Treasury Long-Term Index Fund (Investor Class)	0.41%	-9.12%	-0.87%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	0.72	-8.65	-0.50

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,430,085,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ (16,000)
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,430,085 Number of Portfolio Holdings64
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Bonds	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190631
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	I Class
Trading Symbol	PRUUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - I Class	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered marginally positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about increasing inflation and slowing economic growth. Uncertainty surrounding U.S. tariffs and potentially inflationary fiscal policy contributed to the increase in long-term yields late in the period.

  Key rate management aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. A slight overweight to the two-year key rate and a slight underweight to the long end of the yield curve aided performance as the curve steepened. Security selection among U.S. Treasuries also contributed to performance versus the benchmark.

  The fund’s longer-duration position in the third quarter of 2024 detracted among positive data surprises relative to the style-specific benchmark. Brief, off-benchmark exposure to Treasury inflation protected securities also detracted from performance at times.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	509,909	504,163	510,143
8/31/17	526,775	510,360	526,491
11/30/17	518,377	507,571	518,421
2/28/18	496,184	499,250	494,968
5/31/18	508,392	502,274	510,618
8/31/18	511,250	505,004	511,945
11/30/18	491,343	500,759	490,761
2/28/19	514,271	515,075	514,719
5/31/19	567,570	534,421	566,885
8/31/19	636,120	556,375	635,785
11/30/19	610,229	554,796	611,425
2/29/20	676,928	575,250	677,598
5/31/20	719,301	584,740	719,461
8/31/20	715,804	592,392	718,464
11/30/20	708,480	595,207	707,920
2/28/21	638,290	583,208	636,797
5/31/21	622,345	582,372	621,921
8/31/21	668,880	591,892	666,244
11/30/21	678,948	588,342	676,698
2/28/22	630,815	567,787	630,120
5/31/22	531,686	534,490	533,157
8/31/22	512,698	523,730	515,436
11/30/22	477,621	512,801	480,086
2/28/23	475,608	512,588	478,349
5/31/23	483,217	523,036	489,557
8/31/23	458,781	517,481	465,513
11/30/23	441,025	518,851	447,825
2/29/24	457,270	529,642	464,811
5/31/24	447,204	529,865	454,495
8/31/24	480,883	555,240	488,256
11/30/24	473,534	554,522	480,771
2/28/25	473,319	560,405	480,748
5/31/25	450,610	558,790	457,755

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/3/17
U.S. Treasury Long-Term Index Fund (I Class)	0.76%	-8.93%	-1.28%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.39
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	0.72	-8.65	-1.09

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,430,085,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ (16,000)
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,430,085 Number of Portfolio Holdings64
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Bonds	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219345
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Z Class
Trading Symbol	TRZUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered marginally positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about increasing inflation and slowing economic growth. Uncertainty surrounding U.S. tariffs and potentially inflationary fiscal policy contributed to the increase in long-term yields late in the period.

  Key rate management aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. A slight overweight to the two-year key rate and a slight underweight to the long end of the yield curve aided performance as the curve steepened. Security selection among U.S. Treasuries also contributed to performance versus the benchmark.

  The fund’s longer-duration position in the third quarter of 2024 detracted among positive data surprises relative to the style-specific benchmark. Brief, off-benchmark exposure to Treasury inflation protected securities also detracted from performance at times.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,080	10,215	9,943
8/31/20	10,035	10,349	9,929
11/30/20	9,935	10,398	9,783
2/28/21	8,953	10,188	8,801
5/31/21	8,731	10,173	8,595
8/31/21	9,386	10,340	9,207
11/30/21	9,529	10,278	9,352
2/28/22	8,855	9,919	8,708
5/31/22	7,465	9,337	7,368
8/31/22	7,200	9,149	7,123
11/30/22	6,709	8,958	6,635
2/28/23	6,683	8,954	6,611
5/31/23	6,791	9,137	6,766
8/31/23	6,458	9,040	6,433
11/30/23	6,201	9,064	6,189
2/29/24	6,431	9,252	6,424
5/31/24	6,291	9,256	6,281
8/31/24	6,766	9,700	6,748
11/30/24	6,664	9,687	6,644
2/28/25	6,662	9,790	6,644
5/31/25	6,344	9,762	6,326

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/16/20
U.S. Treasury Long-Term Index Fund (Z Class)	0.85%	-8.85%	-8.37%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.46
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	0.72	-8.65	-8.42

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,430,085,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ (16,000)
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,430,085 Number of Portfolio Holdings64
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
U.S. Treasury Bonds	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Treasury Long-Term Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless